Key management personnel disclosures, Directors and Key Management (Details)		12 Months Ended
	Aug. 18, 2021 Vote $ / shares shares	Jun. 30, 2022
Class B Shares [Member]
Significant transactions with key management personnel [Abstract]
Number of holder votes | Vote	15
Number of years company's ordinary shares are first listed on a recognized stock exchange		12 years
Entities Controlled by Daniel Roberts [Member] | Class B Shares [Member]
Significant transactions with key management personnel [Abstract]
Shares issued (in shares) | shares	1
Share price (in dollars per share) | $ / shares	$ 1.00
Entities Controlled by William Roberts [Member] | Class B Shares [Member]
Significant transactions with key management personnel [Abstract]
Shares issued (in shares) | shares	1
Share price (in dollars per share) | $ / shares	$ 1.00
David Bartholomew [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Sep. 24, 2021
Christopher Guzowski [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Dec. 19, 2019
Michael Alfred [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Oct. 21, 2021
Daniel Roberts [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Nov. 06, 2018
William Roberts [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Nov. 06, 2018
Paul Gordon [Member] | Directors [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Dec. 19, 2019
Date ceased to be KMP		Oct. 24, 2021
Lindsay Ward [Member] | Key Management Personnel [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Oct. 18, 2021
David Shaw [Member] | Key Management Personnel [Member]
Directors and key management personnel [Abstract]
Date of Commencement		Oct. 22, 2021
Belinda Nucifora [Member] | Key Management Personnel [Member]
Directors and key management personnel [Abstract]
Date of Commencement		May 16, 2022
Jason Conroy [Member] | Key Management Personnel [Member]
Directors and key management personnel [Abstract]
Date of Commencement		May 10, 2021
Date ceased to be KMP		Sep. 23, 2021